Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Apr. 30, 2026	Oct. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	2,000,000,000	2,000,000,000
Ordinary shares, share issued (in Shares)	[1]	6,655,324	6,632,441
Ordinary shares, share outstanding (in Shares)	[1]	6,655,324	6,632,441
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)		110,100,000	110,100,000
Ordinary shares, share issued (in Shares)		100,000	100,000
Ordinary shares, share outstanding (in Shares)		100,000	100,000

[1]	excluding the Pre-delivery shares of 630,000 Class A Ordinary Shares, effectively returned and cancelled on May 4, 2026, pursuant to notice given on April 30, 2026 (Note 7)